BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of allocation of the business combination and asset acquisition costs

	Nine Months Ended
	September 30, 2021	September 30, 2020
Cash	$8,449,763	$2,480,634
Fair value of non-cash consideration	3,767,305	7,191,259
Total consideration	$12,217,069	$9,671,892
Allocation of purchase price:
Property and equipment	$397,850	$—
Intangible assets	5,571,518	9,710,228
Goodwill	6,333,273	—
Total assets acquired	12,302,641	9,710,228
Liabilities assumed
Accrued expenses	—	38,336
Contract liabilities - current	85,572	—
Total liabilities assumed	85,572	38,336
Estimated fair value of net assets acquired	$12,217,069	$9,671,892

	2020	2019
Cash	$2,944,056	$11,275,000
Fair value of non-cash consideration	9,191,259	3,925,000
Total consideration	$12,135,315	$15,200,000
Allocation of purchase price:
Cash and cash equivalents	$—	$29,519
Other current assets	61,923	4,597
Intangible assets	11,266,228	11,815,000
Goodwill	944,000	3,365,769
Total assets acquired	$12,272,151	$15,214,885
Liabilities assumed
Accrued compensation – current	$38,336	$—
Contract liabilities – current	98,500	14,885
Total liabilities assumed	$136,836	$14,885
Estimated fair value of net assets acquired	$12,135,315	$15,200,000